Adjusting Items Included In Profit from Operations - Taxation - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Adjusting Items [Abstract]
Adjusting items within tax	£ 26	£ 7	£ 65
Tax on adjusting items	£ 67	£ 209	£ 373